COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 15 - COMMITMENTS AND CONTINGENCIES

In February, 2024, an individual plaintiff filed a claim against AGM Beijing for a contract dispute. The trial court has ruled against AGM Beijing for an amount of RMB 733,987.98 (US$102,107), upon which the Company has filed an appeal.